CPPL Initial Public Offering (Schedule of Change From Net Income Attributable to the Partnership and Transfers to Noncontrolling Interest) (Details) - USD ($) $ in Millions	3 Months Ended								11 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Initial Public Offering [Line Items]
Net Income (Loss) Allocated to Limited Partners	$ 63.4	$ 63.0	$ 50.8	$ 90.0	$ 62.6	$ 53.6	$ 59.1	$ 92.8	$ 267.2	$ 267.2	$ 268.1
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders										23.2
Noncontrolling Interest, Increase from Subsidiary Equity Issuance										0.0
Change from net income attributable to the Partnership and transfers to noncontrolling interest									494.3
Noncontrolling Interest
Initial Public Offering [Line Items]
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders									$ 227.1	23.2
Noncontrolling Interest, Increase from Subsidiary Equity Issuance										$ (227.1)